LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Abstract]
Schedule of future minimum lease payments relating to the right-of-use assets
Future minimum lease payments relating to the
right-of-use
assets as at December 31, 2021 in aggregate for the next five years and thereafter are as follows:

2022	$505
2023	318
2024	292
2025	259
2026	231
2027 and thereafter	30,545
$32,150